INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Raw materials	$ 103,049	$ 61,252
Production supplies	98,548	102,760
Work in progress	56,194	59,332
Finished goods	441,726	468,544
Spare Parts	168,945	160,724
Total Inventories	$ 868,462	$ 852,612